RELATED PARTY TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and short-term employee benefits	$ (1,899)	$ (2,024)
Share-based compensation	(1,507)	(1,881)
Termination benefits	0	(481)
Key management personnel compensation	$ (3,406)	$ (4,386)